Equity Incentive Plan - Vested Shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of vested shares
Number of vested shares
Balance at beginning of year	1,175	972	828
Granted and vested			33
Non vested shares granted in prior years and vested in year	175	203	111
Balance at end of year	1,350	1,175	972
Weighted average grant date fair value per vested shares
Weighted average grant date fair value per vested shares
Balance at beginning of year	$ 120,360	$ 137,040	$ 151,920
Granted and vested			39,120
Non vested shares granted in prior years and vested in current year	43,160	40,560	55,560
Balance at end of year	$ 110,354	$ 120,360	$ 137,040